Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Key Management Compensation
Key management includes Directors (executive and non-executive), Executive Officers, Senior Vice-Presidents and Vice-Presidents. The compensation paid or payable to key management is:

For the years ended December 31,	2023	2022
Salaries, Director Fees and Other Short-Term Benefits	40	40
Pension and Post-Employment Benefits	3	4
Stock-Based Compensation	40	140
Termination Benefits	—	3
	83	187